Risk and sensitivity analysis - Asia, interest rate sensitivity (Details) - Asia insurance operations - Non-linked shareholder-backed - Interest rate risk - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Risk and sensitivity analysis
Reasonably possible decrease in assumption (as a percent)	1.00%	1.00%
Change in profit before tax attributable to shareholders, decrease in assumption	$ (705)	$ 397
Change in related deferred tax (where applicable), decrease in assumption	3	(19)
Net effect on profit and shareholders' equity, decrease in assumption	$ (702)	$ 378
Reasonably possible increase in assumption (as a percent)	1.00%	1.00%
Change in profit before tax attributable to shareholders, increase in assumption	$ (744)	$ (430)
Change in related deferred tax (where applicable), increase in assumption	26	33
Net effect on profit and shareholders' equity, increase in assumption	$ (718)	$ (397)
10-year government bond rates | Minimum
Risk and sensitivity analysis
Reference rate (as a percent)	0.70%	0.90%
10-year government bond rates | Maximum
Risk and sensitivity analysis
Reference rate (as a percent)	7.20%	8.10%